ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Accumulated deficit	$ (9,521,819)		$ (9,521,819)		$ (8,790,188)	$ (7,342,419)
Inventory wrote off	5,041		5,041		111,000
Accumulated deficit	(9,525,790)		(9,525,790)
FDIC insured amount	250,000		250,000		250,000
Deferred tax assets					1,846,000	1,542,000
Allowance for doubtful trade receivables	0		0		0	0
Valuation allowance					(1,846,000)	(1,542,000)
Accounts Receivable	0		0		0	25,202
Inventory	25,761		25,761		30,802	178,003
Convertible notes	1,124,489		1,124,489		545,250	545,250
Prepaid Expenses	14,069		14,069		0	1,951
Accrued interest	218,968		218,968		$ 259,971	$ 259,971
Convertible notes converted in common stock shares					19,154,465	16,104,420
Research and development expense			0	$ 0	$ 0	$ 0
Advertising costs	$ 5,467	$ 17,557	$ 8,497	42,211	65,169	310,767
Total revenue					42,569	90,588
Net operating loss carry-forward					$ 8,789,000	7,342,000
Statutory rate					21.00%
Convertible notes converted in common stock shares	21,043,805		21,043,805		16,104,420
Revenue	$ 611	$ 16,800	$ 681	$ 26,708	$ 40,210	$ 90,588
Minimum [Member]
Income tax rate					21.00%
Maximum [Member]
Income tax rate					35.00%